Revenues - Disaggregation (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues
Revenue from contracts with customers	€ 6,691	€ 4,943	€ 11,331	€ 9,003
EMEA
Revenues
Revenue from contracts with customers	3,178	2,584	6,271	5,390
Asia Pacific
Revenues
Revenue from contracts with customers	1,466	514	1,830	1,049
Americas
Revenues
Revenue from contracts with customers	2,047	1,845	3,230	2,564
Systems
Revenues
Revenue from contracts with customers	3,610	2,674	5,028	4,761
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	2,966	2,336	4,244	4,152
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	644	338	784	609
Systems | EMEA
Revenues
Revenue from contracts with customers	1,250	1,279	2,150	2,703
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	1,144	211	1,288	605
Systems | Americas
Revenues
Revenue from contracts with customers	1,216	1,184	1,590	1,453
Services
Revenues
Revenue from contracts with customers	3,081	2,269	6,303	4,242
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	3,081	2,269	6,303	4,242
Services | EMEA
Revenues
Revenue from contracts with customers	1,928	1,305	4,121	2,687
Services | Asia Pacific
Revenues
Revenue from contracts with customers	322	303	542	444
Services | Americas
Revenues
Revenue from contracts with customers	€ 831	€ 661	€ 1,640	€ 1,111